Acquisition - Additional Information (Detail) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 17, 2015	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill		$ 1,249,956		$ 1,249,956		$ 1,249,956
Business acquisition up front payment						4,000,000
Business acquisition, revenue		12,439,279	$ 6,668,732	30,807,902	$ 18,459,590	27,793,073	$ 25,509,572
Business acquisition, cost of goods sold		6,862,992	$ 3,893,657	$ 17,007,228	$ 10,657,495	16,148,163	$ 14,132,357
Skycross, Inc.
Business Acquisition [Line Items]
Date of asset purchase agreement				Dec. 17, 2015
Goodwill	$ 1,249,956
Goodwill, expected tax deductible amount	1,249,956
Business acquisition up front payment	4,000,000
Business combination, contingent consideration arrangements, description				The $1.0 million of deferred consideration is payable upon the later of (i) the expiration of the Transition Services Agreement between the Company and Skycross, Inc. which defines transition services to be provided by Skycross to the Company, and (ii) the date on which the Company has received copies of third party approvals with respect to each customer and program that was purchased.
Amount to be paid under contingent consideration arrangements, value, low	0
Amount to be paid under contingent consideration arrangements, value, high	1,000,000
Contingent consideration arrangement	1,000,000			$ 1,000,000		1,000,000
Accounts receivable	$ 429,267
Business acquisition, revenue		1,400,000		3,700,000		200,000
Business acquisition, cost of goods sold		$ 500,000		$ 1,300,000		$ 100,000